Earnings Per Share (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Stock options considered to be anti-dilutive to earnings per share	28,625	46,656	49,232